Loans and borrowings (Details Textual) $ in Millions, $ in Millions			12 Months Ended
	Sep. 20, 2018 USD ($)	Aug. 06, 2018 COP ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)	Dec. 31, 2018 USD ($)	Dec. 27, 2018 USD ($)	Aug. 27, 2018 COP ($)	Jul. 06, 2018 USD ($)	Apr. 13, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 08, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Financial instruments designated as hedging instruments, at fair value					$ 6,500					$ 8,532
Loans Payable Fair Value			$ 38,305,674	$ 45,781,317
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about borrowings [line items]
Financial instruments designated as hedging instruments, at fair value					5,200						$ 5,200
Cash flow hedges [member]
Disclosure of detailed information about borrowings [line items]
Financial instruments designated as hedging instruments, at fair value					$ 1,300
Local Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity		2025.
Prepaid Loan		$ 1,430,333
Bonds Member
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 120,950
Guarantees Of ExportImport Bank [Member]
Disclosure of detailed information about borrowings [line items]
Prepaid Loan								$ 156
Line Of Credit Member
Disclosure of detailed information about borrowings [line items]
Borrowings Maximum Borrwing Capacity	$ 665
Borrowings, interest rate basis	Libor interest (6M) + 125 basis points and a commission of 30 basis points per year
Line Of Credit Member | Scotiabank [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings Maximum Borrwing Capacity	$ 430
Line Of Credit Member | Mizuho Bank [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings Maximum Borrwing Capacity	$ 235
International Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Prepaid Loan						$ 1,587			$ 354